[logo] PIONEER Investments(R)







                                                 May 1, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:       Pioneer Series Trust II (the "Trust")
          (File Nos. 333-110037 and 811-21460)
          CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses and Statements of Additional Information for Pioneer AmPac Growth Fund, Pioneer Small and Mid Cap Growth Fund, Pioneer Growth Leaders Fund, Pioneer Growth Opportunities Fund, Pioneer AMT-Free Municipal Fund, Pioneer AMT-Free CA Municipal Fund and Pioneer Tax Free Money Market Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 15 to the Trust's registration statement on Form N-1A filed electronically with the Commission on April 28, 2008
(Accession No.0001265389-08-000009).

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4519.

                                                 Very truly yours,


                                                 /s/Lauren Giudice
                                                    Lauren Giudice




cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."